MERRILL LYNCH
BASIC VALUE
FUND, INC.








FUND LOGO








Quarterly Report

September 30, 1996





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH BASIC VALUE FUND, INC.


TO OUR SHAREHOLDERS

Although the US stock and bond markets rallied as the September quarter drew to a close, much of the period was marked by volatility in the capital markets. The US economy demonstrated surprising resilience during the first half of the year. As a result, when economic data releases appeared to indicate that the US economy was expanding at a stronger-than-expected (and potentially inflationary) rate, investors focused on the increasing possibility of monetary policy tightening by the Federal Reserve Board. During these periods, stock prices declined and long-term interest rates moved higher. However, with inflationary pressures still under control, the US central bank did not tighten monetary policy at its September 24 meeting. This development, coupled with several economic data releases that showed growth was at or below expectations, helped to assuage investors' concerns about an overheating economy. Stock and bond prices improved, with stock market averages reaching historic high levels.

The shifts in perceptions were exemplified by investors' reactions to the release of recent employment reports. Inflationary concerns were heightened in early July with the release of a stronger-than-expected employment report for June. However, more subdued job growth and decelerating hourly wage gains were subsequently reported for the month of July. Although the employment report for August showed that unemployment had dropped to its lowest level since 1989, these results were generally in line with expectations, and were received favorably by investors. The greatest boost in investor confidence occurred in early October with the release of September's employment report, which showed a slight increase in unemployment.

Investors will continue to monitor economic data releases to determine the probable direction of the US economy. The outcome of the upcoming November election will also increasingly influence investor psychology in the weeks ahead.

Portfolio Matters
Security purchases in the quarter ended September 30, 1996 amounted to $523 million, while equity sales totaled $149 million. New assets invested by shareholders in the Fund during the quarter were $331 million, with net assets exceeding $7.9 billion by September 30, 1996. The Fund's cash position at September 30, 1996 was 16.8% of net assets, down from 18.7% at the close of the June quarter.

The large disparity between equity purchases and sales ($374 million) during the September quarter was a result of the weakness in stock prices that developed in July. The decline in equity values created some attractive buying opportunities, and we took advantage of the downturn to add to 35 existing positions and establish one major new commitment, du Pont (E.I.) de Nemours & Co.

Du Pont, the largest chemical manufacturer in the United States, came under pressure in July and we initiated a position at an entry price that provided us with an above-average 3% yield and a well below-average price/earnings ratio of about 12 times estimated 1996 earnings per share and under 11 times projected 1997 profits. In addition to their broad-based worldwide manufacturing operations, du Pont owns Conoco, a large, integrated oil company which may eventually be sold or spun-out to shareholders.

Our largest industry purchases during the quarter were again in the energy area, with major increases in Exxon Corp., Royal Dutch Petroleum Co. and Mobil Corp. Energy additions accounted for 17% of our third-quarter purchases as we added to eight existing positions. Energy holdings now account for 16% of Merrill Lynch Basic Value Fund Inc.'s net assets. We continue to believe that oil issues offer attractive value characteristics in an overall stock market that is selling at historically high valuations.

Twelve percent of our third-quarter purchases were utilized for enhancing positions in the automotive area, with increases in both General Motors Corp. and Ford Motor Co. These issues have underperformed the US stock market all year, despite what we regard as reasonable fundamentals and generally favorable outlooks. In our opinion, the stocks were overlooked because of investors' prevailing obsession with "growth" stocks. We believe this will change, as all market obsessions eventually do, and "value" issues such as autos could benefit. In the meantime, both Ford Motor Co. and General Motors Corp. provide above-average yields which cushion the wait.

Other significant increases that were initiated on price weakness during the quarter included Philip Morris Cos., Inc., Sears, Roebuck & Co., ITT Industries Inc., and Digital Equipment Corp. Overall, during the September quarter we added to 11 of our 15 largest positions.

On the sell side, we eliminated the final portion of Ceridian Corp. at a substantial profit as the stock's valuations appeared excessive. Major partial sales included reductions in NationsBank Corp. and Wells Fargo & Company. We remain enthusiastic about bank holdings, which remain at 6.5% of the portfolio's holding, but concluded that some profit-taking was prudent.

In Conclusion
The market volatility that we experienced in the third quarter is likely to continue. Volatility in stock prices creates opportunities, and we will attempt to capitalize on this anticipated unsettling market environment. As always, your Fund remains undervalued relative to the stock market.

Thank you for your investment in Merrill Lynch Basic Value Fund,
Inc., and we look forward to reviewing our outlook and strategy again in our upcoming semi-annual report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Paul M. Hoffmann)
Paul M. Hoffmann
Vice President and Portfolio Manager

October 8, 1996



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Paul M. Hoffmann, Vice President and
 Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Performance Summary--Class A Shares
                                     Net Asset Value    Capital Gains
Period Covered                    Beginning     Ending   Distributed  Dividends Paid*   % Change**
7/1/77--12/31/77                   $ 9.60      $ 9.91          --            --           + 3.23%
1978                                 9.91        9.61       $ 0.270       $ 0.490         + 4.65
1979                                 9.61       11.46         0.460         0.550         +31.24
1980                                11.46       12.46         0.940         0.600         +23.92
1981                                12.46       10.62         1.370         0.690         + 1.12
1982                                10.62       12.28         0.310         0.680         +28.25
1983                                12.28       14.31         0.920         0.610         +30.52
1984                                14.31       13.38         1.130         0.680         + 7.08
1985                                13.38       15.79         1.020         0.640         +32.17
1986                                15.79       17.06         0.860         0.580         +17.86
1987                                17.06       15.75         1.338         0.973         + 4.36
1988                                15.75       17.90         0.655         0.749         +22.73
1989                                17.90       19.94         0.226         0.872         +17.54
1990                                19.94       16.09         0.303         0.969         -13.07
1991                                16.09       19.36         0.272         0.772         +27.23
1992                                19.36       20.34         0.325         0.680         +10.36
1993                                20.34       23.37         0.726         0.702         +22.16
1994                                23.37       22.35         0.784         0.692         + 1.97
1995                                22.35       28.31         0.511         0.820         +32.90
1/1/96--9/30/96                     28.31       29.52         0.983         0.390         + 9.28
                       					    -------       -------
                                                      Total $13.403 Total $13.139

                                                Cumulative total return as of 9/30/96: +1,548.90%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


PERFORMANCE DATA (continued)

Performance Summary--Class B Shares
                                     Net Asset Value    Capital Gains
Period Covered                    Beginning     Ending   Distributed  Dividends Paid*   % Change**
10/21/88--12/31/88                 $18.78      $17.89        $0.352        $0.361         - 0.91%
1989                                17.89       19.83         0.226         0.756         +16.33
1990                                19.83       16.01         0.303         0.781         -13.92
1991                                16.01       19.25         0.272         0.583         +25.91
1992                                19.25       20.21         0.325         0.481         + 9.24
1993                                20.21       23.19         0.726         0.484         +20.93
1994                                23.19       22.15         0.784         0.464         + 0.88
1995                                22.15       28.02         0.511         0.571         +31.60
1/1/96--9/30/96                     28.02       29.12         0.983         0.247         + 8.45
                       					     ------        ------
                                                       Total $4.482  Total $4.728

                                                  Cumulative total return as of 9/30/96: +137.61%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance Summary--Class C Shares
                                     Net Asset Value    Capital Gains
Period Covered                    Beginning     Ending   Distributed  Dividends Paid*   % Change**
10/21/94--12/31/94                 $22.92      $22.07        $0.099        $0.329         - 1.81%
1995                                22.07       27.84         0.511         0.639         +31.59
1/1/96--9/30/96                     27.84       28.89         0.983         0.270         + 8.41
                       					     ------        ------
                                                       Total $1.593  Total $1.238

                                                   Cumulative total return as of 9/30/96: +40.08%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class D Shares
                                     Net Asset Value    Capital Gains
Period Covered                    Beginning     Ending   Distributed  Dividends Paid*   % Change**
10/21/94--12/31/94                 $23.19      $22.35        $0.099        $0.353         - 1.64%
1995                                22.35       28.29         0.511         0.770         +32.57
1/1/96--9/30/96                     28.29       29.48         0.983         0.357         + 9.10
                       					     ------        ------
                                                       Total $1.593  Total $1.480

                                                   Cumulative total return as of 9/30/96: +42.25%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


PERFORMANCE DATA (continued)


Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% current sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on July 1, 1977 to $15,623.33 on September 30, 1996.



Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/96                        +15.32%        + 9.27%
Five Years Ended 9/30/96                  +15.53         +14.29
Ten Years Ended 9/30/96                   +13.20         +12.59

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 9/30/96                        +14.17%        +10.17%
Five Years Ended 9/30/96                  +14.36         +14.36
Inception (10/21/88) through 9/30/96      +11.51         +11.51

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 9/30/96                        +14.15%        +13.15%
Inception (10/21/94)
through 9/30/96                           +18.92         +18.92

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/96                        +15.05%        + 9.01%
Inception (10/21/94)
through 9/30/96                           +19.86         +16.59

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PERFORMANCE DATA (concluded)

Recent Performance Results
                                                                                      12 Month   3 Month
                                                     9/30/96    6/30/96    9/30/95    % Change   % Change
ML Basic Value Fund Class A Shares*                   $29.52     $30.22     $27.54    +12.05%(1)  +1.04%(2)
ML Basic Value Fund Class B Shares*                    29.12      29.76      27.20    +11.97(1)   +1.25(2)
ML Basic Value Fund Class C Shares*                    28.89      29.56      27.04    +11.78(1)   +1.16(2)
ML Basic Value Fund Class D Shares*                    29.48      30.16      27.51    +12.02(1)   +1.11(2)
Dow Jones Industrial Average**                      5,882.17   5,654.63   4,789.08    +22.82      +4.02
Standard & Poor's 500 Index**                         687.31     670.63     584.41    +17.61      +2.49
ML Basic Value Fund Class A Shares--Total Return*                                     +15.32(3)   +2.37(4)
ML Basic Value Fund Class B Shares--Total Return*                                     +14.17(5)   +2.11(6)
ML Basic Value Fund Class C Shares--Total Return*                                     +14.15(7)   +2.10(8)
ML Basic Value Fund Class D Shares--Total Return*                                     +15.05(9)   +2.33(10)
Dow Jones Industrial Average--Total Return**                                          +25.68      +4.62
Standard & Poor's 500 Index--Total Return**                                           +20.31      +3.08

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
  **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
 (1)Percent change includes reinvestment of $1.281 per share capital gains distributions.
 (2)Percent change includes reinvestment of $0.983 per share capital gains distributions.
 (3)Percent change includes reinvestment of $0.840 per share ordinary income dividends and $1.281 per share capital gains distributions.
 (4)Percent change includes reinvestment of $0.390 per share ordinary income dividends and $0.983 per share capital gains distributions.
 (5)Percent change includes reinvestment of $0.560 per share ordinary income dividends and $1.281 per share capital gains distributions.
 (6)Percent change includes reinvestment of $0.247 per share ordinary income dividends and $0.983 per share capital gains distributions.
 (7)Percent change includes reinvestment of $0.599 per share ordinary income dividends and $1.281 per share capital gains distributions.
 (8)Percent change includes reinvestment of $0.270 per share ordinary income dividends and $0.983 per share capital gains distributions.
 (9)Percent change includes reinvestment of $0.776 per share ordinary income dividends and $1.281 per share capital gains distributions.
(10)Percent change includes reinvestment of $0.357 per share ordinary income dividends and $0.983 per share capital gains distributions.



SCHEDULE OF INVESTMENTS
                                 Shares                                                                            Percent of
Industry                          Held              Stocks                                Cost             Value   Net Assets

Low Price to Book Value
Metals/Non-Ferrous             1,600,000   ASARCO Inc.                               $   40,877,630   $   42,600,000    0.5%
Savings & Loans                1,900,000   Ahmanson (H.F.) & Co.                         35,849,422       53,200,000    0.7
Insurance                      3,100,000   The Allstate Corp.                            67,424,755      152,675,000    1.9
Insurance                      2,600,000   American General Corp.                        56,042,709       98,150,000    1.2
Insurance                        260,000   American National Insurance Co.                9,749,442       17,680,000    0.2
Steel                          4,000,000   Bethlehem Steel Corp.                         58,791,345       40,000,000    0.5
Restaurants                    2,900,000   Darden Restaurants, Inc.                      27,882,673       25,012,500    0.3
Information Processing         1,570,000   Data General Corp.                            21,268,247       21,980,000    0.3
Information Processing         3,400,000   Digital Equipment Corp.                      134,953,667      121,550,000    1.5
Utilities--Electric            2,500,000   Entergy Corp.                                 56,597,248       67,500,000    0.9
Retail                         2,700,000   Federated Deptartment Stores, Inc.            73,880,779       90,450,000    1.1
Conglomerates                  4,800,000   Hanson PLC (ADR)*                             69,841,760       59,400,000    0.7
Entertainment                  1,700,000   ITT Corp.                                     51,222,199       74,162,500    0.9
Insurance                      1,250,000   ITT Hartford Group Inc.                       31,155,644       73,750,000    0.9
Chemicals                        400,000   Imperial Chemical Industries PLC (ADR)*       25,771,805       21,100,000    0.3
Paper & Forest Products        3,000,000   International Paper Co.                       97,036,675      127,500,000    1.6
Insurance                      1,400,000   PartnerRe Holdings Ltd.                       29,498,937       39,725,000    0.5
Trucking                       1,000,000   Scania AB (Class A) (ADR)*                    28,093,817       27,000,000    0.3
Trucking                         500,000   Scania AB (Class B) (ADR)*                    13,565,869       13,500,000    0.2
Information Processing         3,400,000   Tandem Computers Inc.                         42,086,495       36,550,000    0.5
Electronics                    1,500,000   Tektronix, Inc.                               58,632,719       61,312,500    0.8
Insurance                      2,550,000   Travelers Inc.                                65,201,903      125,268,750    1.6
Telecommunications             1,700,000   US West Media Group                           24,221,802       28,687,500    0.4
Steel                          2,800,000   USX--US Steel Group                           84,637,669       79,800,000    1.0
Savings & Loans                  900,000   Washington Mutual Savings Bank                17,964,266       33,525,000    0.4
                                                                                     --------------   --------------  ------
                                                                                      1,222,249,477    1,532,078,750   19.2

Below-Average Price/Earnings Ratio

Banking                        2,500,000   Citicorp                                      73,009,932      226,562,500    2.8
Financial Services               400,000   Dean Witter, Discover & Co.                   10,659,960       22,000,000    0.3
Farm & Construction
  Equipment                    4,800,000   Deere & Co.                                  100,712,804      201,600,000    2.5
Chemicals                      1,275,000   du Pont (E.I.) de Nemours & Co.               96,720,608      112,518,750    1.4
Capital Goods                  1,400,000   Eaton Corp.                                   72,067,416       84,525,000    1.1
Automotive                     4,700,000   Ford Motor Co.                               124,207,785      146,875,000    1.8
Automotive                     3,300,000   General Motors Corp.                         149,055,283      158,400,000    2.0
Machinery                      2,650,000   ITT Industries Inc.                           47,867,657       63,931,250    0.8
Information Processing         1,950,000   International Business Machines Corp.        143,281,294      242,775,000    3.1
Banking                        1,200,000   NationsBank Corp.                             46,863,800      104,250,000    1.3
Banking                        3,100,000   Norwest Corp.                                 60,238,432      126,712,500    1.6
Tobacco                        1,550,000   Philip Morris Cos. Inc.                       99,467,815      139,112,500    1.8
Electrical Equipment           3,500,000   Philips Electronics N.V. (ADR)*               84,649,762      125,562,500    1.6
Retail                         3,600,000   Sears, Roebuck & Co.                          84,221,405      161,100,000    2.0
Financial Services               360,000   Student Loan Marketing Association            13,274,390       26,865,000    0.3
Telecommunications             1,250,000   Telefonica de Espana S.A. (ADR)*              38,741,080       69,531,250    0.9
Chemicals                      2,600,000   Union Carbide Corp.                           78,119,781      118,625,000    1.5
Information Processing         5,600,000   Unisys Corp.                                  60,913,547       34,300,000    0.4
Retail Apparel                 4,250,000   Woolworth Corp.                               59,770,846       87,656,250    1.1
                                                                                     --------------   --------------  ------
                                                                                      1,443,843,597    2,252,902,500   28.3


SCHEDULE OF INVESTMENTS (continued)
                                 Shares                                                                            Percent of
Industry                          Held              Stocks                                Cost            Value    Net Assets

Above-Average Yield
Oil--Domestic                    930,000   Atlantic Richfield Co.                    $   96,691,447   $  118,575,000    1.5%
Real Estate Investment
  Trust                          700,000   Avalon Properties, Inc.                       14,323,870       16,275,000    0.2
Telecommunications             1,500,000   Bell Atlantic Corp.                           72,369,965       89,812,500    1.1
Pharmaceuticals                1,150,000   Bristol-Myers Squibb Co.                      65,372,906      110,831,250    1.4
Oil--International               892,804   The British Petroleum Co. PLC (ADR)*          50,689,573      111,600,500    1.4
Utilities--Electric            1,400,000   CINergy Corp.                                 36,103,137       43,225,000    0.5
Oil--International             2,200,000   Chevron Corp.                                 84,879,829      137,775,000    1.7
Utilities--Electric            1,650,000   Consolidated Edison Co. of New York, Inc.     39,941,210       45,787,500    0.6
Utilities--Electric              637,500   DPL Inc.                                       6,204,369       14,901,562    0.2
Oil--International             2,100,000   Exxon Corp.                                  134,198,915      174,825,000    2.2
Telecommunications             3,300,000   GTE Corp.                                    107,131,875      127,050,000    1.6
Foods/Food Processing          1,450,000   General Mills, Inc.                           67,972,787       87,543,750    1.1
Real Estate Investment
  Trust                          440,000   Irvine Apartment Communities, Inc.             7,299,447        9,735,000    0.1
Real Estate Investment
  Trust                          820,000   Liberty Property Trust                        16,038,839       17,835,000    0.2
Real Estate Investment
  Trust                          500,000   The Mills Corp.                               11,119,875        9,875,000    0.1
Oil--International             1,900,000   Mobil Corp.                                  120,904,758      219,925,000    2.8
Utilities--Electric            1,200,000   NIPSCO Industries, Inc.                       27,387,777       42,900,000    0.5
Oil--Domestic                  3,900,000   Occidental Petroleum Corp.                    84,236,665       91,162,500    1.1
Utilities--Electric            1,900,000   PECO Energy Co.                               47,700,965       45,125,000    0.6
Utilities--Electric            1,800,000   Public Service Enterprise Group Inc.          48,476,636       48,150,000    0.6
Oil--International             1,275,000   Royal Dutch Petroleum Co. (ADR)*             102,034,053      199,059,375    2.5
Real Estate Investment
  Trust                        1,600,000   Simon DeBartolo Group, Inc. (a)               35,365,609       40,800,000    0.5
Real Estate Investment
  Trust                          500,000   Summit Properties Inc.                         9,407,600        9,875,000    0.1
Oil--International             1,600,000   Texaco Inc.                                  101,797,471      147,200,000    1.9
Utilities--Electric            1,500,000   Texas Utilities Co.                           51,841,315       59,437,500    0.8
Telecommunications             2,850,000   US West Communications Group                  72,098,667       84,787,500    1.1
                                                                                     --------------   --------------  ------
                                                                                      1,511,589,560    2,104,068,937   26.4

Special Situations

Oil Services & Equipment       2,450,000   Dresser Industries, Inc.                      50,686,268       72,887,500    0.9
Chemicals                      1,500,000   Hercules Inc.                                 19,235,727       82,125,000    1.0
Machinery                      2,100,000   Ingersoll-Rand Co.                            69,523,571       99,750,000    1.3
Pharmaceuticals                1,800,000   Merck & Co., Inc.                             57,303,897      126,675,000    1.6
Semiconductors                 2,400,000   Micron Technology, Inc.                       73,566,240       73,200,000    0.9
Beverages                      2,200,000   The Seagram Company Ltd.                      73,951,621       82,225,000    1.1
Semiconductors                 2,000,000   Texas Instruments, Inc.                       99,840,834      110,250,000    1.4
Banking                          220,000   Wells Fargo & Company                         18,952,111       57,200,000    0.7
Pharmaceuticals                  440,000   Zeneca Group PLC (ADR)*                       12,980,000       32,670,000    0.4
                                                                                     --------------   --------------  ------
                                                                                        476,040,269      736,982,500    9.3

                                           Total Stocks                               4,653,722,903    6,626,032,687   83.2


SCHEDULE OF INVESTMENTS (continued)
                                Face                                                                               Percent of
                               Amount               Issue                                 Cost            Value    Net Assets

Short-Term Securities
Commercial Paper**          $ 25,000,000   Banc One Corporation, 5.39% due
                                           11/08/1996                                $   24,854,021   $   24,854,021    0.3%
                                           CIT Group Holdings, Inc. (The):
                              50,000,000     5.27% due 10/07/1996                        49,948,764       49,948,764    0.6
                              50,000,000     5.38% due 11/05/1996                        49,731,000       49,731,000    0.6
                              25,000,000     5.34% due 11/15/1996                        24,829,417       24,829,417    0.3
                              50,000,000     5.30% due 11/22/1996                        49,609,861       49,609,861    0.6
                                           CSW Credit, Inc.:
                              22,800,000     5.31% due 10/02/1996                        22,793,274       22,793,274    0.3
                              20,000,000     5.37% due 10/28/1996                        19,916,467       19,916,467    0.3
                              37,700,000     5.33% due 11/14/1996                        37,448,824       37,448,824    0.5
                              20,000,000   Deer Park Refining L.P., 5.37% due
                                           10/15/1996                                    19,955,250       19,955,250    0.3
                             150,000,000   Delaware Funding Corp., 5.35% due
                                           10/15/1996                                   149,665,625      149,665,625    1.9
                                           du Pont (E.I.) de Nemours & Co.:
                              50,000,000     5.27% due 10/04/1996                        49,970,722       49,970,722    0.6
                              50,000,000     5.28% due 10/24/1996                        49,824,000       49,824,000    0.6
                              50,000,000     5.38% due 11/04/1996                        49,738,472       49,738,472    0.6
                             100,000,000     5.38% due 11/05/1996                        99,462,000       99,462,000    1.3
                                 125,000   Falcon Asset Securization Corp., 5.34%
                                           due 10/10/1996                                   124,815          124,815    0.0
                              38,450,000   General Electric Capital Corp., 5.80%
                                           due 10/01/1996                                38,443,805       38,443,805    0.5
                                           Goldman Sachs Group, L.P.:
                              50,000,000     5.30% due 10/29/1996                        49,786,528       49,786,528    0.6
                              50,000,000     5.40% due 11/04/1996                        49,737,500       49,737,500    0.6
                              50,000,000   Hewlett-Packard Company, 5.35% due
                                           10/30/1996                                    49,777,083       49,777,083    0.6
                               5,000,000   IBM Credit Corp., 5.34% due 11/15/1996         4,965,883        4,965,883    0.1
                                           International Securitization Corp.:
                              50,000,000     5.42% due 10/21/1996                        49,841,917       49,841,917    0.6
                              50,000,000     5.50% due 10/22/1996                        49,831,944       49,831,944    0.6
                              20,736,000   Monsanto Company, 5.30% due 10/08/1996        20,711,578       20,711,578    0.3
                              50,000,000   Morgan (J.P.) & Company, Inc., 5.39% due
                                           11/08/1996                                    49,708,042       49,708,042    0.6
                                           National Fleet Funding Corp.:
                              30,000,000     5.30% due 10/15/1996                        29,933,750       29,933,750    0.4
                              20,000,000     5.36% due 11/13/1996                        19,868,978       19,868,978    0.3
                              30,847,000   Norfolk Southern Corporation, 5.40% due
                                           11/04/1996                                    30,685,053       30,685,053    0.4
                              50,000,000   Procter & Gamble Company (The), 5.38%
                                           due 11/01/1996                                49,760,889       49,760,889    0.6
                              35,000,000   USAA Capital Corp., 5.37% due 11/05/1996      34,812,050       34,812,050    0.4
                              50,000,000   Xerox Corporation, 5.28% due 10/08/1996       49,941,333       49,941,333    0.6
                                                                                     --------------   --------------  ------
                                                                                      1,275,678,845    1,275,678,845   16.0

SCHEDULE OF INVESTMENTS (concluded)
                                Face                                                                                Percent of
                               Amount               Issue                                  Cost            Value    Net Assets

Short-Term Securities (concluded)
US Government &             $ 12,450,000   Federal Home Loan Mortgage Corp.,
Agency Obligations**                       5.20% ue 10/07/1996                       $   12,437,412   $   12,437,412    0.2%
                              50,000,000   Federal National Mortgage Association,
                                           5.32% due 10/01/1996                          49,992,611       49,992,611    0.6
                                                                                     --------------   --------------  ------
                                                                                         62,430,023       62,430,023    0.8

                                           Total Short-Term Securities                1,338,108,868    1,338,108,868   16.8

Total Investments                                                                    $5,991,831,771    7,964,141,555  100.0
                                                                                     ==============
Liabilities in Excess of Other Assets                                                                     (1,166,345)   0.0
                                                                                                      --------------  ------
Net Assets                                                                                            $7,962,975,210  100.0%
                                                                                                      ==============  ======

Net Asset Value:   Class A--Based on net assets of $3,865,472,535 and
                            30,930,371 shares outstanding                                             $        29.52
                                                                                                      ==============
                   Class B--Based on net assets of $3,391,625,919 and
                            6,477,654 shares outstanding                                              $        29.12
                                                                                                      ==============
                   Class C--Based on net assets of $239,338,313 and
                            8,284,446 shares outstanding                                              $        28.89
                                                                                                      ==============
                   Class D--Based on net assets of $466,538,443 and
                            5,827,457 shares outstanding                                              $        29.48
                                                                                                      ==============

  *American Depositary Receipts (ADR).
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a)On August 12, 1996, Simon Property Group, Inc. merged with
   DeBartolo Realty Corp.



PORTFOLIO INFORMATION

                                      Percent of
Ten Largest Stock Holdings            Net Assets

International Business Machines Corp.    3.1%
Citicorp                                 2.8
Mobil Corp.                              2.8
Deere & Co.                              2.5
Royal Dutch Petroleum Co. (ADR)          2.5
Exxon Corp.                              2.2
Sears, Roebuck & Co.                     2.0
General Motors Corp.                     2.0
The Allstate Corp.                       1.9
Texaco Inc.                              1.9


Portfolio Changes for the Quarter Ended
September 30, 1996

Addition
du Pont (E.I.) de Nemours & Co.

Deletion
Ceridian Corp.